Shareholder Fees - FidelityManagedRetirementFunds-K6ComboPRO	Sep. 29, 2023 USD ($)
FidelityManagedRetirementFunds-K6ComboPRO | Fidelity Managed Retirement Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none